Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of stock-based compensation expense [Abstract]
Stock Options	$ 153,205
Restricted Stock	14,852
Total	$ 168,057